UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  5/31

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 100.4%
Alabama 0.5%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,270,090
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,200,000	2,205,368

		5,475,458
Arizona 3.4%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,143,190
Arizona, Health Facilities Authority, Hospital System Revenue, Phoenix Baptist Hospital & Medical Center, ETM, 6.25%, 9/1/2011 (b)	65,000	67,514
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,320,670
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,492,520
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,245,103
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, 0.25%, 3/4/2010	4,000,000	4,000,000
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,920,489
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,566,400

		33,755,886
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	90,000	94,929
California 14.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	10,483,600
Series F-1, 5.25%, 4/1/2029	2,500,000	2,650,100
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,831,200
California, Electric Revenue, Department of Water Resources & Power Supply, Series A, Prerefunded, 5.875%, 5/1/2016	7,000,000	7,861,560
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	11,404,700
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,240,280
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,339,466
California, State Department Water Resources Center, Valley Project Revenue:
Series Y, Prerefunded, 5.25%, 12/1/2016 (b)	45,000	51,352
Series Y, 5.25%, 12/1/2016 (b)	2,955,000	3,292,491
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,563,600
California, State General Obligation, Various Purposes:
5.25%, 10/1/2025	10,000,000	10,243,400
5.75%, 4/1/2027	5,000,000	5,200,700
6.0%, 4/1/2018	1,700,000	1,946,143
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	7,640,850
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,076,800
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	45,000	47,612
Los Angeles, CA, General Obligation:
Series A, 5.0%, 9/1/2019 (b)	6,340,000	6,936,784
Series A, 5.0%, 9/1/2020 (b)	5,915,000	6,422,803
Los Angeles, CA, School District General Obligation, Prerefunded, 5.5%, 7/1/2015 (b)	4,000,000	4,468,200
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,217,290
Orange County, CA, Water District, 0.38%, 5/3/2010	400,000	400,000
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community, Series A, 0.13% *, 9/1/2035, State Street Bank & Trust Co. & California State Teacher's Retirement System (a) (b)	1,500,000	1,500,000
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023 (b)	7,000,000	7,710,430
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,236,240
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,509,400
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	742,162
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,650,937
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	30,000	30,638
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,712,527

		146,411,265
Colorado 2.0%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021 (b)	7,000,000	7,683,060
Colorado, E-470 Public Highway Authority Revenue, Series C2, 5.0%, 9/1/2039 (b)	8,000,000	8,578,400
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series C-6, 3.95%, 9/1/2036	2,680,000	2,734,833
Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	70,000	70,073
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	25,000	26,161
Series B-3, 6.55%, 5/1/2025	17,000	17,676
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,154,620

		20,264,823
Connecticut 0.4%
Connecticut, State General Obligation, Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,649,177
District of Columbia 0.4%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,251,674
Florida 6.2%
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	2,962,623
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021 (b)	4,260,000	5,033,744
Florida, Lee Memorial Health Systems, Hospital Revenue, Series C, 0.16% *, 4/1/2033, Northern Trust Co. (a)	2,000,000	2,000,000
Florida, State Department of Environmental Protection Preservation Revenue, Series C, 4.0%, 7/1/2012	6,740,000	7,198,118
Florida, State Department of Environmental Protection Preservation Revenue, Florida Forever Program, Series A, 5.0%, 7/1/2011 (b)	1,820,000	1,924,377
Jacksonville, FL, Economic Development Commission Hospital Revenue, Shands Medical Center, Inc. Project, 0.13% *, 2/1/2029, Wachovia Bank NA (a)	2,800,000	2,800,000
Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series A, 0.13% *, 8/15/2033, Bank of America NA (a)	2,000,000	2,000,000
Miami-Dade County, FL, Aviation Revenue, Series A, 5.75%, 10/1/2026	8,000,000	8,572,240
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,195,810
Series A-1, 5.5%, 10/1/2026	4,400,000	4,660,788
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,124,050
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027 (b) (c)	10,000,000	10,520,700
Orlando, FL, Utilities Commission, Utility System Revenue, Series C, 5.0%, 10/1/2011	1,000,000	1,068,750
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,414,280
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,614,000
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	185,174

		62,274,654
Georgia 4.4%
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027 (b)	10,000,000	10,780,000
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,114,830
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,407,970
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,274,245
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,715,128
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,852,750
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,547,639
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,825,650

		43,518,212
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,013,950
Hawaii 1.0%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,188,630
Illinois 5.8%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,215,016
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	10,567,344
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,902,100
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	415,000	452,097
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	64,945
5.15%, 1/1/2014	65,000	64,986
5.25%, 1/1/2016	150,000	146,308
5.375%, 1/1/2011	60,000	60,353
5.5%, 1/1/2012	35,000	35,506
5.5%, 1/1/2019	255,000	242,462
5.75%, 1/1/2022	300,000	274,623
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago, Series A, 0.16% *, 4/1/2039, JPMorgan Chase Bank (a)	4,365,000	4,365,000
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b)	2,000,000	2,238,620
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024 (b)	5,000,000	5,818,450
Illinois, State Building Revenue, Series B, 5.0%, 6/15/2011	1,420,000	1,490,063
Illinois, State General Obligation, 5.0%, 1/1/2024 (c)	5,000,000	5,274,200
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,479,840
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,199,140
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,230,000	1,231,550
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,539,644
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	3,520,240
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,471,964
Series A, 5.5%, 4/1/2016 (b)	3,580,000	4,161,822

		57,816,273
Indiana 1.3%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017 (b)	1,250,000	1,250,863
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	1,905,000	2,048,713
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	6,760,000	7,486,159
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019 (b)	2,000,000	2,188,700

		12,974,435
Kansas 0.8%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,577,731
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	4,933,271

		7,511,002
Kentucky 0.2%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b)	1,000,000	1,137,100
Kentucky, Economic Development Finance Authority Revenue, Catholic Health, Series 04-D, 3.5%, 5/1/2034	1,030,000	1,051,991

		2,189,091
Louisiana 0.8%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027 (b)	1,365,000	1,420,897
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,284,317
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,544,000	3,704,401

		8,409,615
Maryland 0.6%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	230,000	232,447
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,770,950

		6,003,397
Massachusetts 2.8%
Boston, MA, Deutsches Altenheim, Inc., Series A, 5.95%, 10/1/2018	375,000	390,581
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	86,512
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	255,000	256,729
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014 (b)	5,915,000	6,218,025
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.15% *, 10/1/2032, Citizens Bank (a)	5,275,000	5,275,000
Massachusetts, State Development Finance Agency Revenue, Clark University, 0.16% *, 10/1/2038, TD Bank NA (a)	4,865,000	4,865,000
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,196,940
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series W, 0.16% *, 10/1/2028, TD Bank NA (a)	3,000,000	3,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,435,500
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	1,655,000	1,706,984

		28,431,271
Michigan 3.4%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	4,097,700
Detroit, MI, Core City General Obligation:
Series B, Prerefunded, 5.875%, 4/1/2013 (b)	2,410,000	2,447,572
Series B, Prerefunded, 5.875%, 4/1/2014 (b)	2,555,000	2,594,832
Detroit, MI, Sewer Disposal Revenue, Series C-1, 7.0%, 7/1/2027 (b)	10,000,000	11,735,300
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	1,894,800
Michigan, State Building Authority Revenue, Facilities Program, Series H, 3.0%, 10/15/2011	750,000	769,470
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,251,220
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,380,822
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	35,000	36,736

		34,208,452
Minnesota 0.5%
Minnesota, State General Obligation, 5.0%, 6/1/2020	4,535,000	5,088,860
Mississippi 1.5%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	100,000	100,126
Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,240,000	1,240,260
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,600,000	2,619,292
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	5,850,000	6,250,140
Mississippi, State University Educational Building Corp. Revenue, Residence Hall & Refunding Project, Series A, 3.5%, 8/1/2011 (b)	1,000,000	1,035,290
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,249,730

		14,494,838
Missouri 1.1%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpah Assisted Living, Series A, 5.25%, 12/20/2019	120,000	123,746
Florissant, MO, Industrial Development Authority, Mortgage Revenue, Desmet RHF Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	3,830,000	4,030,118
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,850,592
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	2,310,000	2,467,473
Springfield, MO, Law Enforcement Communication, Certificates of Participation, 5.5%, 6/1/2010	60,000	60,735

		10,532,664
Nebraska 0.2%
Omaha, NE, School District General Obligation, Series A, ETM, 6.5%, 12/1/2013	1,500,000	1,800,765
Nevada 1.2%
Clark County, NV, Airport Revenue, Series 08-E, 5.0%, 7/1/2012	1,975,000	2,132,368
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,236,870
5.0%, 6/1/2025	3,190,000	3,373,936
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,182,330
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	20,000	20,196
Series C-1, 5.45%, 4/1/2010	5,000	5,012

		11,950,712
New Hampshire 0.0%
New Hampshire, Senior Care Revenue, Higher Educational & Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	425,000	425,939
New Jersey 1.7%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,410,963
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,603,798
Series W, 5.0%, 3/1/2019	3,000,000	3,317,610
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	149,577
New Jersey, State Transit Corp., Certificates of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,663,810
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, ETM, 6.5%, 6/15/2011 (b)	85,000	91,778

		17,237,536
New Mexico 0.5%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
Class I, Series E, 5.3%, 9/1/2040	1,885,000	2,027,091
Class I, Series D, 5.35%, 9/1/2040	1,845,000	2,015,441
Series I-B-2, 5.65%, 9/1/2039	990,000	1,093,584

		5,136,116
New York 6.6%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Albany College of Pharmacy, Series A, 0.18% *, 7/1/2038, TD Bank NA (a)	2,230,000	2,230,000
Erie County, NY, Industrial Development Agency, School Facility Revenue, Buffalo City School District, Series A, 5.25%, 5/1/2023	7,500,000	8,303,325
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	135,000	135,895
6.1%, 8/1/2041 (b)	1,000,000	1,066,770
New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	450,220
New York, Long Island Power Authority, Electric System Revenue, Series 2, 0.14% *, 5/1/2033, Bayerische Landesbank (a)	3,100,000	3,100,000
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,770,800
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series B-4, 0.21% *, 11/1/2034, KBC Bank NV (a)	2,985,000	2,985,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York Law School, 0.16% *, 7/1/2038, TD Bank NA (a)	1,800,000	1,800,000
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.18% *, 7/1/2031, Bank of America NA (a)	3,300,000	3,300,000
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,079,920
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,172,200
New York, NY, General Obligation:
Series H-2, 0.13% *, 1/1/2036, Dexia Credit Local (a)	1,775,000	1,775,000
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,501,640
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp., Series A-1, 5.5%, 6/1/2018	10,000,000	10,604,600
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, HSBC Bank PLC (a)	490,000	497,507

		65,772,877
North Carolina 1.2%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,059,840
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolina Health Care System Revenue, Series H, 0.12% *, 1/15/2045, Wachovia Bank NA (a)	1,000,000	1,000,000
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,357,836
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,216,540
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,079,060
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	2,420,000	2,478,951

		12,192,227
North Dakota 0.1%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,259,675
Ohio 3.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, 5.125%, 6/1/2024	5,225,000	4,823,406
Series A-2, 5.375%, 6/1/2024	1,790,000	1,695,094
Butler County, OH, Healthcare Facilities Revenue, Lifesphere Project, Series H, 0.19% *, 5/1/2030, US Bank NA (a)	3,425,000	3,425,000
Cleveland, OH, Water Revenue, Series R, 0.16% *, 1/1/2033, BNP Paribas (a)	1,200,000	1,200,000
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	752,655
Montgomery County, OH, Catholic Health Revenue, Series C-2, 4.1%, 10/1/2041	1,895,000	1,980,806
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	665,000	666,104
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,228,555
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,352,078
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	1,615,000	1,738,515
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,715,047
Ross County, OH, Hospital Revenue, Adena Health System, 5.75%, 12/1/2022	5,750,000	6,187,690
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	867,247
5.35%, 7/20/2023	940,000	953,931

		30,586,128
Oklahoma 0.2%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,504,095
Oregon 0.7%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, Step-up Coupon, 0% to 6/15/2011, 5.0% to 6/15/2027 (b)	6,535,000	6,486,510
Pennsylvania 1.4%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,510,731
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series A, 3.0%, 5/15/2011 (c)	1,635,000	1,680,698
Chester County, PA, Health & Education Facility, Immaculata College, 5.3%, 10/15/2011	280,000	280,140
Delaware County, PA, Housing Authority, Dunwood Village Project, Prerefunded, 6.125%, 4/1/2020	100,000	100,529
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	800,776
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	30,000	31,600
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,163,370
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,112,590
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	25,000	26,190
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	801,592
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,427,076
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	90,000	91,387
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	580,000	605,659
Philadelphia, PA, School District General Obligation, Series C, Prerefunded, 5.875%, 3/1/2013 (b)	1,000,000	1,000,800
Westmoreland County, PA, Industrial Development Authority Revenue, Health Care Facilities, Redstone Highlands Senior Living Communities, Series B, Prerefunded, 8.125%, 11/15/2030	1,000,000	1,066,200
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	485,000	485,902

		14,185,240
Puerto Rico 3.5%
Commonwealth of Puerto Rico, General Obligation:
Series B, 0.12% *, 7/1/2032, Wachovia Bank NA (a)	2,400,000	2,400,000
Series A-6, 0.12% *, 7/1/2033, UBS AG (a)	500,000	500,000
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	3,176,670
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.0%, 7/1/2020	3,045,000	3,268,046
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.0%, 8/1/2039	3,000,000	3,150,210
Series A, 5.25%, 8/1/2027	11,965,000	12,241,511
Series A, 5.5%, 8/1/2028	5,000,000	5,170,750
Series A, 5.5%, 8/1/2037	5,000,000	5,080,100

		34,987,287
Rhode Island 0.6%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,692,650
South Carolina 0.9%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	615,000	648,733
South Carolina, Water & Sewer Revenue, Grand Strand Water & Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	4,041,377
5.375%, 6/1/2016 (b)	3,900,000	4,254,081

		8,944,191
South Dakota 0.2%
South Dakota, State Health & Educational Facilities Authority Revenue, Regional Health, 0.14% *, 9/1/2027, US Bank NA (a)	2,000,000	2,000,000
Tennessee 1.3%
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,788,026
Memphis & Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, Prerefunded, 5.5%, 11/1/2015 (b)	3,545,000	3,983,020
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennesse County Loan Pool, 0.16% *, 7/1/2038, Bank of America NA (a)	1,500,000	1,500,000
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,709,815

		12,980,861
Texas 19.0%
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014 (b)	5,145,000	5,783,803
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,713,774
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,487,720
5.0%, 2/15/2021	1,850,000	2,082,231
Dallas County, TX, Community College District, 5.0%, 2/15/2028	1,140,000	1,239,978
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,541,691
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,203,580
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.14% *, 11/15/2047, JPMorgan Chase Bank (a)	6,000,000	6,000,000
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028 (c)	10,000,000	10,951,600
Houston, TX, Airport System Revenue, Series A, 5.25%, 7/1/2029	8,000,000	8,418,880
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	8,707,760
Houston, TX, Utility System Revenue, First Lien, Series C-2A, 5.0%, 5/15/2034 (b)	2,285,000	2,382,912
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,929,965
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,132,320
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,812,025
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	365,000	374,231
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,270,460
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75%, 1/1/2038	4,900,000	5,555,718
Series A, 6.0%, 1/1/2022	7,000,000	7,721,350
Series L-2, 6.0%, 1/1/2038	6,000,000	6,678,480
Northern Texas, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,759,545
Plano, TX, General Obligation, 5.0%, 9/1/2029 (c)	1,635,000	1,779,371
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,641,215
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	7,866,740
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,538,320
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,149,520
Series A, 5.0%, 2/15/2020	5,385,000	5,636,264
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,115,210
Series A, 5.0%, 11/1/2019	1,250,000	1,385,975
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (b)	540,000	546,048
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,293,800
Texas, Municipal Power Agency Revenue:
ETM, Zero Coupon, 9/1/2014 (b)	40,000	36,824
Zero Coupon, 9/1/2014 (b)	1,760,000	1,543,379
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017	5,690,000	5,938,539
5.5%, 8/1/2020	3,790,000	3,989,657
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	10,000,000	10,869,500
Texas, State Veterans' Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,634,280
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	4,152,121
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,333,762
Series A, 5.75%, 7/15/2013	3,000,000	3,012,750
Series B, 5.75%, 7/15/2014	3,555,000	3,570,109
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, 5.0%, 7/15/2017	3,000,000	3,325,320
Series A, 5.0%, 7/15/2020	3,150,000	3,570,746
Series B, 5.25%, 7/15/2021	3,000,000	3,437,490
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit, Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,014,150
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,771,287
5.0%, 12/15/2027	2,770,000	2,885,315
5.0%, 12/15/2028	2,905,000	3,009,580

		189,795,295
Utah 0.9%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	765,000	801,383
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,073,713
Utah, Transit Authority, Sales Tax Revenue, Series B, 0.1% *, 6/15/2036, Fortis Bank SA (a)	5,000,000	5,000,000

		8,875,096
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,285,263
Virginia 0.2%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	560,000	561,686
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	980,000	1,090,191

		1,651,877
Washington 1.6%
King County, WA, General Obligation, Series A, 4.0%, 12/1/2011	1,610,000	1,708,886
Seattle, WA, Water System Revenue, 5.0%, 2/1/2020	3,870,000	4,395,353
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,123,710
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, Prerefunded, 5.85%, 7/1/2012 (b)	400,000	409,416

Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025 (b)	2,000,000	2,183,320
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,558,540

		16,379,225
West Virginia 0.3%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,386,821
Wisconsin 3.1%
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project:
Series A, 5.75%, 2/1/2012, US Bank NA (a)	125,000	127,066
Series A, 6.0%, 2/1/2017, US Bank NA (a)	405,000	409,026
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,687,900
Series 3, 5.5%, 6/1/2025	5,000,000	5,712,350
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,749,300
Wisconsin, State General Obligation:
Series C, Prerefunded, 5.25%, 5/1/2016 (b)	7,705,000	8,452,000
Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,255,960
Wisconsin, State Health & Educational Facilities Authority Revenue, Beloit Memorial Hospital, Inc., 0.15% *, 4/1/2036, JPMorgan Chase Bank (a) (b)	2,300,000	2,300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Children`s Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,058,940
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc., Series B, 0.15% *, 2/1/2034, Chase Manhattan Bank (a)	510,000	510,000

		31,262,542

Total Municipal Bonds and Notes (Cost $958,643,931)		1,004,337,484
Municipal Inverse Floating Rate Notes (d) 2.8%
Indiana 1.2%
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022 (e)	10,000,000	11,656,750
Trust: Indiana, State Transportation, Series 1157, 144A, 19.78%, 12/1/2022, Leverage Factor at purchase date: 4 to 1
New York 0.5%
New York, State Dormitory Authority Personal Income Tax Revenues, Series A, 5.0%, 3/15/2019 (e)	5,000,000	5,646,925
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 17.84%, 3/15/2019, Leverage Factor at purchase date: 4 to 1
Texas 1.1%
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022 (e)	10,000,000	11,154,600
Trust: Texas, State Transportation Commission Revenue, Series 2214, 144A, 18.41%, 4/1/2022, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $27,752,153)		28,458,275

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $986,396,084) †	103.2	1,032,795,759
Other Assets and Liabilities, Net	(3.2)	(32,316,433)

Net Assets	100.0	1,000,479,326

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of February 28, 2010.

†
The cost for federal income tax purposes was $986,283,094. At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $46,512,665. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,832,830 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,320,165.

(a)	Security incorporates a letter of credit from the bank listed.

(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	5.3
Assured Guaranty Corp.	0.1
Assured Guaranty Municipal Corp.	11.4
Financial Guaranty Insurance Co.	6.9
National Public Finance Guarantee Corp.	9.6
Radian	0.6

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(c)	When-issued security.
(d)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(f)	$—	$1,032,795,759	$—	$1,032,795,759
Total	$—	$1,032,795,759	$—	$1,032,795,759

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010